Interest-bearing loans and borrowings - Other borrowings (Details) $ in Thousands, € in Millions	Jun. 06, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Current borrowings | €	€ 50
Borrowings term	1 year
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.60%
Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 467
Forward contract [member] | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 467